NOTE PAYABLE (Details Narrative) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Present value of notes payable	$ 4,665
Discount Interest Rate	6.71%
Promissory Note Payable Issued	$ 5,000